Intangible assets - other details (Details) - USD ($)			1 Months Ended	12 Months Ended
	Jul. 09, 2013	Oct. 09, 2012	Dec. 31, 2012	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Intangible assets.
Total amount paid	$ 40,000
Royalty amount received				5.00%
Commercial sale of product				10 years
Net sale product				1.50%
Receipt of regulatory				$ 100,000
Issuance to UFRF, shares of common stock		180,397		160,783	160,783
Milestone payment				$ 500,000
Annual license fee				1,000
Royalties paid				0
Number of remaining shares to be issued included in obligation to issue shares				24,746	$ 24,746	$ 24,746
Royalties paid to UFRF				$ 0
Expiration year			10 years